Net Loss Per Share - Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share Amount (Detail) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share Options And RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible redeemable preferred shares	1,241,772	1,223,804